Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jun. 22, 2015
Supplement [Text Block]	jpmt_SupplementTextBlock
JPMORGAN TRUST I

J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Equity Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
Prospectus and Statement of Additional Information (the "Documents") dated March 1, 2015, as supplemented

J.P. Morgan Specialty Funds
JPMorgan Research Market Neutral Fund
Documents dated March 1, 2015, as supplemented

J.P. Morgan U.S. Equity Funds
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Prospectuses

Except as noted below, all references to Class B Shares of the Funds in the Prospectuses are hereby deleted as a result of the conversion.

With regard to the following Funds:

JPMorgan Emerging Markets Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Research Market Neutral Fund

The performance of Class C Shares is based on Class B Shares prior to the inception of Class C Shares. As a result of the conversion, the language in "The Fund's Past Performance" section related to such linked performance is hereby deleted and replaced with the following:

The performance of Class C Shares prior to the inception of Class C Shares is based on the performance of Class B Shares (all of which were converted to Class A Shares on 6/19/15). The actual returns of the Class C Shares for this period would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of their inception.

With regard to JPMorgan Small Cap Equity Fund, the performance of Class C Shares is based on Class B Shares prior to the inception of Class C Shares. The language related to such linked performance is hereby deleted and replaced with the following:

The performance of Class C Shares prior to their inception on 2/19/05 is based on the performance of Class B Shares (all of which were converted to Class A Shares on 6/19/15) prior to the inception of Class C Shares. The actual returns of the Class C Shares for this period would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of inception.

With regard to JPMorgan International Equity Fund, the first paragraph in the section titled "The Fund's Past Performance" is hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index (net of foreign withholding taxes) and the Lipper International Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

Prospectus and Statement of Additional Information (the "Documents") dated March 1, 2015, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Prospectuses

Except as noted below, all references to Class B Shares of the Funds in the Prospectuses are hereby deleted as a result of the conversion.

With regard to the following Funds:

JPMorgan Emerging Markets Equity Fund

The performance of Class C Shares is based on Class B Shares prior to the inception of Class C Shares. As a result of the conversion, the language in "The Fund's Past Performance" section related to such linked performance is hereby deleted and replaced with the following:

The performance of Class C Shares prior to the inception of Class C Shares is based on the performance of Class B Shares (all of which were converted to Class A Shares on 6/19/15). The actual returns of the Class C Shares for this period would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of their inception.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan International Equity Funds

JPMorgan International Equity Fund

Prospectus and Statement of Additional Information (the "Documents") dated March 1, 2015, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Prospectuses

Except as noted below, all references to Class B Shares of the Funds in the Prospectuses are hereby deleted as a result of the conversion.

With regard to JPMorgan International Equity Fund, the first paragraph in the section titled "The Fund's Past Performance" is hereby deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index (net of foreign withholding taxes) and the Lipper International Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan International Equity Funds

JPMorgan International Opportunities Fund

Prospectus and Statement of Additional Information (the "Documents") dated March 1, 2015, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Prospectuses

Except as noted below, all references to Class B Shares of the Funds in the Prospectuses are hereby deleted as a result of the conversion.

With regard to the following Funds:

JPMorgan International Opportunities Fund

The performance of Class C Shares is based on Class B Shares prior to the inception of Class C Shares. As a result of the conversion, the language in "The Fund's Past Performance" section related to such linked performance is hereby deleted and replaced with the following:

The performance of Class C Shares prior to the inception of Class C Shares is based on the performance of Class B Shares (all of which were converted to Class A Shares on 6/19/15). The actual returns of the Class C Shares for this period would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of their inception.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan International Equity Funds

JPMorgan International Value Fund

Prospectus and Statement of Additional Information (the "Documents") dated March 1, 2015, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Prospectuses

Except as noted below, all references to Class B Shares of the Funds in the Prospectuses are hereby deleted as a result of the conversion.

With regard to the following Funds:

JPMorgan International Value Fund

The performance of Class C Shares is based on Class B Shares prior to the inception of Class C Shares. As a result of the conversion, the language in "The Fund's Past Performance" section related to such linked performance is hereby deleted and replaced with the following:

The performance of Class C Shares prior to the inception of Class C Shares is based on the performance of Class B Shares (all of which were converted to Class A Shares on 6/19/15). The actual returns of the Class C Shares for this period would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of their inception.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Intrepid European Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan International Equity Funds

JPMorgan Intrepid European Fund

Prospectus and Statement of Additional Information (the "Documents") dated March 1, 2015, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Research Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Documents dated March 1, 2015, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Prospectuses

Except as noted below, all references to Class B Shares of the Funds in the Prospectuses are hereby deleted as a result of the conversion.

With regard to the following Funds:

JPMorgan Research Market Neutral Fund

The performance of Class C Shares is based on Class B Shares prior to the inception of Class C Shares. As a result of the conversion, the language in "The Fund's Past Performance" section related to such linked performance is hereby deleted and replaced with the following:

The performance of Class C Shares prior to the inception of Class C Shares is based on the performance of Class B Shares (all of which were converted to Class A Shares on 6/19/15). The actual returns of the Class C Shares for this period would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of their inception.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Dynamic Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Dynamic Small Cap Growth Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Growth and Income Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Small Cap Equity Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Prospectuses

Except as noted below, all references to Class B Shares of the Funds in the Prospectuses are hereby deleted as a result of the conversion.

With regard to JPMorgan Small Cap Equity Fund, the performance of Class C Shares is based on Class B Shares prior to the inception of Class C Shares. The language related to such linked performance is hereby deleted and replaced with the following:

The performance of Class C Shares prior to their inception on 2/19/05 is based on the performance of Class B Shares (all of which were converted to Class A Shares on 6/19/15) prior to the inception of Class C Shares. The actual returns of the Class C Shares for this period would have been similar to those shown because Class C Shares had similar expenses to Class B Shares at the time of inception.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan U.S. Equity Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds’ Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE